Net Operating Revenue - Schedule of Deferred Revenue Activity (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Deferred Revenue Activity [Abstract]
Balance beginning	R$ 3,739	R$ 3,145
Balance ending	4,321	3,739
Increase in deferred revenue in the current year	5,850	24,095
Revenue recognized during the current year	R$ (5,268)	R$ (23,501)